SHAREHOLDERS' EQUITY - Anti-dilutive Shares (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Weighted average basic number of common shares outstanding (in shares)	270,401	210,142
In the money shares - share options (in shares)	195	450
Dilutive RSUs and PSUs (in shares)	759	1,053
Weighted average diluted number of common shares outstanding (in shares)	271,355	211,645